NON-FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	$ 4,390	$ 4,169
Increases	1,084	472
Increases for incorporation		3
Transfers
Decreases	(20)	(99)
Impairment	(16)	(155)
Property, plant and equipment, ending	5,438	4,390
Property, plant and equipment depreciation, beginning	(1,783)	(1,625)
Decreases	9	57
Depreciation for the year	(393)	(336)
Impairment	32	121
Property, plant and equipment depreciation, ending	(2,135)	(1,783)
Net book value	3,303	2,607
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	14
Increases
Increases for incorporation
Transfers
Decreases
Impairment	(3)
Property, plant and equipment, ending	11
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value	11	14
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	204
Increases
Increases for incorporation
Transfers	2
Decreases
Impairment	(28)
Property, plant and equipment, ending	178
Property, plant and equipment depreciation, beginning	(95)
Decreases
Depreciation for the year	(8)
Impairment	24
Property, plant and equipment depreciation, ending	(79)	(95)
Net book value	99	109
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	11
Increases	1
Increases for incorporation
Transfers
Decreases	(1)
Impairment	(1)
Property, plant and equipment, ending	10
Property, plant and equipment depreciation, beginning	(8)
Decreases	1
Depreciation for the year	(2)
Impairment	1
Property, plant and equipment depreciation, ending	(8)	(8)
Net book value	2	3
Furniture And Fixtures Tools And Software And Communication Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	44
Increases	4
Increases for incorporation
Transfers	10
Decreases	(3)
Impairment	(1)
Property, plant and equipment, ending	54
Property, plant and equipment depreciation, beginning	(37)
Decreases	3
Depreciation for the year	(6)
Impairment	1
Property, plant and equipment depreciation, ending	(39)	(37)
Net book value	15	7
Thermal Generation Plants [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	1,091
Increases
Increases for incorporation
Transfers	117
Decreases
Impairment	80
Property, plant and equipment, ending	1,288
Property, plant and equipment depreciation, beginning	(544)
Decreases
Depreciation for the year	(67)
Impairment	(24)
Property, plant and equipment depreciation, ending	(635)	(544)
Net book value	653	547
Renewable Generation Plants [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	686
Increases	1
Increases for incorporation
Transfers	24
Decreases
Impairment
Property, plant and equipment, ending	711
Property, plant and equipment depreciation, beginning	(78)
Decreases
Depreciation for the year	(35)
Impairment
Property, plant and equipment depreciation, ending	(113)	(78)
Net book value	598	608
Petrochemical Plants [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	42
Increases	5
Increases for incorporation
Transfers	5
Decreases
Impairment	(52)
Property, plant and equipment, ending
Property, plant and equipment depreciation, beginning	(24)
Decreases
Depreciation for the year	(5)
Impairment	29
Property, plant and equipment depreciation, ending		(24)
Net book value		18
Mining Property Wells And Drilling Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	1,962
Increases	14
Increases for incorporation
Transfers	594
Decreases	(14)
Impairment	(2)
Property, plant and equipment, ending	2,554
Property, plant and equipment depreciation, beginning	(996)
Decreases	5
Depreciation for the year	(270)
Impairment	1
Property, plant and equipment depreciation, ending	(1,260)	(996)
Net book value	1,294	966
Drilling And Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	335
Increases	1,059
Increases for incorporation
Transfers	(752)
Decreases	(2)
Impairment	(9)
Property, plant and equipment, ending	631
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value	631	335
Other Goods [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	1
Increases
Increases for incorporation
Transfers
Decreases
Impairment
Property, plant and equipment, ending	1
Property, plant and equipment depreciation, beginning	(1)
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending	(1)	(1)
Net book value